Annual Fund Operating Expenses - Class I2 - Alger Small Cap Growth Portfolio - Class I-2	May 01, 2021
Operating Expenses:
Advisory Fees	0.81%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.96%

[1]	The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2020 was .81%.